Share buy-back plans (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of share repurchase programs

	Year ended December 31
Common share buy-backs	2020	2019	2018	Total
Acquired number of shares (to the nearest 1)	3,452,000	2,293,788	1,254,212	7,000,000
Average cost per common share	25.10	35.55	38.62	30.95
Total cost (in US dollars)	86,639,889	81,534,076	48,442,768	216,616,733